Organization and Operations	1 Months Ended
Feb. 28, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1 - Organization and Operations

Property Management Corporation of America (the “Company”) was incorporated on January 23, 2014 under the laws of the State of Delaware. Property Management Corporation of America offers management and consulting services to residential and commercial real estate property owners who rent or lease their property to third party tenants.